INVENTORIES (Schedule of inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 2,723	$ 2,105
Work in progress	623	911
Finished products	6,200	5,427
Total inventory	$ 9,546	$ 8,443